Quarterly Results of Operations	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations
NOTE 24.	Quarterly Results of Operations (UNAUDITED)

Summarized quarterly financial data for 2012 and 2011 follows:

	(In thousands, except earnings per share) 2012 Quarters Ended
	March 31	June 30	Sept 30	Dec 31
Interest and dividend income	$9,034	$9,184	$9,082	$9,105
Interest expense	1,926	1,845	1,827	1,785

Net interest and dividend income	7,108	7,339	7,255	7,320
Provision for loan losses	155	1,074	1,032	444
Noninterest income	3,338	3,587	3,919	3,799
Noninterest expense	7,323	6,954	7,267	7,973

Income before income taxes	2,968	2,898	2,875	2,702
Income tax expense	886	886	845	1,067

Net income	$2,082	$2,012	$2,030	$1,635

Net income available to common stockholders	$1,832	$1,762	$1,914	$1,585

Basic earnings per common share	$0.31	$0.30	$0.32	$0.27

Earnings per common share, assuming dilution	$0.31	$0.30	$0.32	$0.27

	(In thousands, except earnings per share) 2011 Quarters Ended
	March 31	June 30	Sept 30	Dec 31
Interest and dividend income	$9,443	$9,338	$9,336	$9,071
Interest expense	2,241	2,196	2,178	2,074

Net interest and dividend income	7,202	7,142	7,158	6,997
Provision for loan losses	242	167	574	368
Noninterest income	2,364	2,731	2,874	2,491
Noninterest expense	6,435	6,854	6,754	7,085

Income before income taxes	2,889	2,852	2,704	2,035
Income tax expense	864	852	691	404

Net income	$2,025	$2,000	$2,013	$1,631

Net income available to common stockholders	$1,896	$1,871	$1,800	$1,389

Basic earnings per common share	$0.33	$0.32	$0.31	$0.24

Earnings per common share, assuming dilution	$0.33	$0.32	$0.31	$0.24